Organization and Principal Activities - Additional Information (Detail) ¥ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 04, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	May 05, 2018 USD ($)	Oct. 03, 2016 USD ($) shares	Sep. 23, 2016 shares	Dec. 22, 2014 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) Subsidiary	Dec. 31, 2018 USD ($) Subsidiary	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries | Subsidiary							2	2
Accumulated losses from operation							¥ 1,077,409,000		¥ 549,911,000		$ 156,703
Net cash (used in)/provided by operating activities							(233,130,000)	$ (33,907)	(306,704,000)	¥ (235,177,000)
Proceeds from convertible note issuance			$ 40,000				¥ 234,039,000	$ 34,040
Number of shares issued and sold value | ¥										¥ 615,032,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
American Depositary Shares issued | shares					7,705,000
IPO [Member] | American Depositary Shares
Related Party Transaction [Line Items]
American Depositary Shares issued | shares				7,705,000
Initial offering period							The Company completed its initial public offering ("IPO") on September 23, 2016 on The Nasdaq Stock Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.	The Company completed its initial public offering ("IPO") on September 23, 2016 on The Nasdaq Stock Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.
Proceeds from issuance of American Depositary Shares | $				$ 87,100
IPO [Member] | American Depositary Shares | Class B Ordinary Shares
Related Party Transaction [Line Items]
Number of common stock issuable on conversion | shares				1
Private Placement [Member] | Subsequent Event | Class B Ordinary Shares
Related Party Transaction [Line Items]
American Depositary Shares issued | shares	3,461,902	3,461,902
Number of shares issued and sold value | $	$ 11,100	$ 11,100
Variable Interest Entity
Related Party Transaction [Line Items]
Registered capital of the VIEs and VIE subsidiaries | ¥							¥ 236,000,000		146,000,000
Assets in the consolidated VIEs | ¥							¥ 0		¥ 0
Exclusive Business Cooperation Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Percentage of net income as service fee						90.00%
Agreement term						10 years
Notice period for agreement termination						30 days
Exclusive Option Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Agreement term						10 years
Equity interest purchase price, per share | ¥ / shares						¥ 10.00
Exclusive Option Agreement | Gridsum PRC Holding | Maximum
Related Party Transaction [Line Items]
Material contract, value | ¥						¥ 1,000,000,000
Restructuring Plan 2010 | Gridsum PRC Holding
Related Party Transaction [Line Items]
Ownership Interest							100.00%				100.00%